Acquired Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	$ 18,004	$ 13,112
Intangible assets with definite life, Accumulated amortization	(7,634)	(5,187)
Intangible assets with definite life, Accumulated impairment loss	(7,572)	(3,864)
Intangible assets with definite life, Net carrying amount	2,798	4,061
Software license
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	15,634	10,742
Intangible assets with definite life, Accumulated amortization	(7,171)	(4,774)
Intangible assets with definite life, Accumulated impairment loss	(5,665)	(2,107)
Intangible assets with definite life, Net carrying amount	2,798	3,861
Customer base
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	680	680
Intangible assets with definite life, Accumulated amortization	(393)	(393)
Intangible assets with definite life, Accumulated impairment loss	(287)	(287)
Contract backlog
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	20	20
Intangible assets with definite life, Accumulated amortization	(20)	(20)
Trade name and domain name
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	1,670	1,670
Intangible assets with definite life, Accumulated amortization	(50)
Intangible assets with definite life, Accumulated impairment loss	(1,620)	(1,470)
Intangible assets with definite life, Net carrying amount		$ 200